UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.            REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Putnam Equity Income Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2011

Sector	% of Portfolio Investments
Communications	13.10%
Consumer Products & Services	10.24%
Financial Services	21.12%
Health Care Related	10.85%
Industrial Products & Services	7.29%
Natural Resources	15.87%
Technology	7.38%
Transportation	2.38%
Utilities	2.86%
Bonds	3.32%
Preferred Stock	5.59%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/11)	Ending Account Value (06/30/11)	Expenses Paid During Period* (01/01/11 -06/30/11)

Actual	$1,000.00	1,044.00	$0.41

Hypothetical (5% return before expenses)	$1,000.00	1,002.06	$0.40

*Expenses are equal to the Portfolio's annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 15/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim Putnam Equity Income Portfolio

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Distributors — 0.34%
505,000	WESCO International Inc
	6.00% September 15, 2029	1,050,400

		$1,050,400

Savings & Loans — 0.49%
1,726,000	MGIC Investment Corp	1,538,298
	5.00% May 1, 2017
		$1,538,298

Specialized Services — 2.43%
3,636,000	Alliance Data Systems Corp	7,535,610
	4.75% May 15, 2014
		$7,535,610

TOTAL BONDS — 3.26%		$10,124,308
(Cost $9,698,605)

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 2.99%
9,790	General Dynamics Corp	729,551
19,560	L-3 Communications Holdings Inc	1,710,522
79,310	Northrop Grumman Corp	5,500,148
26,850	Raytheon Co	1,338,473
		$9,278,694

Airlines — 0.32%
44,170	United Continental Holdings Inc *	999,567
		$999,567

Auto Parts & Equipment — 1.00%
8,760	Autoliv Inc	687,222
41,020	TRW Automotive Holdings Corp *	2,421,411
		$3,108,633

Automobiles — 1.02%
182,760	Ford Motor Co *	2,520,260
21,080	General Motors Co *	639,989
		$3,160,249

Banks — 3.52%
25,850	Comerica Inc	893,634

298,960	Popular Inc *	825,130
20,900	Sterling Bancshares Inc	170,544
118,490	US Bancorp	3,022,680
214,910	Wells Fargo & Co	6,030,375
		$10,942,363

Biotechnology — 0.33%
5,120	Celgene Corp *	308,838
11,330	Thermo Fisher Scientific Inc *	729,539
		$1,038,377

Broadcast/Media — 6.46%
232,350	Comcast Corp Class A	5,629,840
461,230	Interpublic Group of Cos Inc	5,765,375
28,750	Omnicom Group Inc	1,384,600
138,510	Time Warner Inc	5,037,609
43,930	Viacom Inc Class B	2,240,430
		$20,057,854

Chemicals — 1.25%
45,140	Ashland Inc	2,916,947
51,240	Huntsman Corp	965,874
		$3,882,821

Communications - Equipment — 2.42%
301,850	Cisco Systems Inc	4,711,879
20,520	Harris Corp	924,631
18,680	Qualcomm Inc	1,060,837
175,140	Tellabs Inc	807,395
		$7,504,742

Computer Hardware & Systems — 2.07%
32,860	EMC Corp *	905,293
83,340	Hewlett-Packard Co	3,033,576
59,710	SanDisk Corp*	2,477,965
		$6,416,834

Computer Software & Services — 0.93%
13,650	BMC Software Inc *	746,655
93,200	CA Inc	2,128,688
		$2,875,343

Conglomerates — 1.24%
78,170	Tyco International Ltd	3,863,943
		$3,863,943

Containers — 0.76%
5,290	Rock-Tenn Co Class A	350,939
56,580	Sonoco Products Co	2,010,853
		$2,361,792

Cosmetics & Personal Care — 0.07%
8,290	Avon Products Inc	232,120
		$232,120

Electric Companies — 2.02%
2,800	Entergy Corp	191,184
185,370	NV Energy Inc	2,845,429

164,350	Pepco Holdings Inc	3,226,191
		$6,262,804

Electronic Instruments & Equipment — 0.48%
4,720	Emerson Electric Co	265,500
18,970	Hubbell Inc Class B	1,232,101
		$1,497,601

Electronics - Semiconductor — 0.78%
62,300	Applied Materials Inc	810,523
5,280	KLA-Tencor Corp	213,735
11,890	Lam Research Corp *	526,489
26,710	Texas Instruments Inc	876,889
		$2,427,636

Financial Services — 6.75%
194,900	Apollo Investment Corp	1,989,929
19,410	Ares Capital Corp	311,919
61,050	Bank of New York Mellon Corp	1,564,101
33,520	Invesco Ltd	784,368
177,210	JPMorgan Chase & Co	7,254,977
200,620	State Street Corp	9,045,956
		$20,951,250

Health Care Related — 3.16%
79,890	Aetna Inc	3,522,350
54,100	CIGNA Corp	2,782,363
40,020	Lincare Holdings Inc	1,171,385
36,760	Quest Diagnostics Inc	2,172,516
1,970	WellPoint Inc	155,177
		$9,803,791

Hotels/Motels — 0.14%
12,590	Wyndham Worldwide Corp	423,653
		$423,653

Household Goods — 3.06%
19,170	Energizer Holdings Inc *	1,387,141
37,540	Jarden Corp	1,295,505
88,630	Kimberly-Clark Corp	5,899,213
58,680	Newell Rubbermaid Inc	925,971
		$9,507,830

Independent Power Producer — 0.90%
220,130	AES Corp *	2,804,456
		$2,804,456

Insurance Related — 5.15%
16,170	Aflac Inc	754,816
76,260	Assurant Inc	2,765,950
64,250	Assured Guaranty Ltd	1,047,917
10,140	Everest Re Group Ltd	828,945
163,970	Hartford Financial Services Group Inc	4,323,889
15,930	MetLife Inc	698,849
10,750	PartnerRe Ltd	740,137
42,440	Prudential Financial Inc	2,698,760
68,710	Validus Holdings Ltd	2,126,575
		$15,985,838

Investment Bank/Brokerage Firm — 0.58%
13,620	Goldman Sachs Group Inc	1,812,686
		$1,812,686

Leisure & Entertainment — 0.73%
81,990	Mattel Inc	2,253,905
		$2,253,905

Machinery — 2.00%
11,070	Eaton Corp	569,552
79,930	Ingersoll-Rand PLC	3,629,621
22,410	Parker Hannifin Corp	2,011,073
		$6,210,246

Medical Products — 2.29%
43,400	Baxter International Inc	2,590,546
42,750	Covidien PLC	2,275,582
58,390	Medtronic Inc	2,249,767
		$7,115,895

Miscellaneous — 0.85%
34,740	Dun & Bradstreet Corp	2,624,260
		$2,624,260

Office Equipment & Supplies — 1.85%
73,810	Avery Dennison Corp	2,851,280
276,540	Xerox Corp	2,878,782
		$5,730,062

Oil & Gas — 13.61%
9,620	Apache Corp	1,187,012
33,460	BP PLC sponsored ADR	1,481,943
149,320	Chevron Corp	15,356,068
47,000	Marathon Oil Corp	2,475,960
33,460	National-Oilwell Varco Inc	2,616,907
6,480	Noble Energy Inc	580,802
58,190	Royal Dutch Shell PLC ADR	4,139,055
37,100	Sunoco Inc	1,547,441
222,352	Total SA ^	12,855,016
		$42,240,204

Paper & Forest Products — 1.08%
112,390	International Paper Co	3,351,470
		$3,351,470

Personal Loans — 3.25%
376,660	Discover Financial Services	10,075,655
		$10,075,655

Pharmaceuticals — 4.87%
58,820	Abbott Laboratories	3,095,108
2,330	Johnson & Johnson	154,992
570,390	Pfizer Inc	11,750,034
2,440	Teva Pharmaceutical Industries Ltd sponsored ADR	117,657
		$15,117,791

Printing & Publishing — 1.30%
57,630	McGraw-Hill Cos Inc	2,415,273
82,560	RR Donnelley & Sons Co	1,619,002
		$4,034,275

Real Estate — 1.51%
25,610	Annaly Capital Management Inc REIT	462,004
274,660	Chimera Investment Corp REIT	950,323
175,290	CreXus Investment Corp REIT	1,947,472
164,140	MFA Financial Inc REIT	1,319,686
		$4,679,485

Retail — 1.28%
16,090	Best Buy Co Inc	505,387
92,700	CVS Caremark Corp	3,483,666
		$3,989,053

Specialized Services — 0.70%
12,590	International Business Machines Corp	2,159,814
		$2,159,814

Telephone & Telecommunications — 3.99%
307,500	AT&T Inc	9,658,575
33,230	Telephone & Data Systems Inc	1,032,788
45,330	Verizon Communications Inc	1,687,636
		$12,378,999

Tobacco — 1.99%
92,450	Philip Morris International Inc	6,172,887
		$6,172,887

Utilities — 0.79%
85,300	Ameren Corp	2,460,052
		$2,460,052
TOTAL COMMON STOCK — 89.49%		$277,794,930
(Cost $266,739,114)

PREFERRED STOCK

Shares		Value ($)

Electric Companies — 2.79%
56,169	Great Plains Energy Inc	3,664,466
90,188	PPL Corp	4,988,105
		$8,652,571

Insurance Related — 0.68%
70,567	XL Group PLC	2,100,074
		$2,100,074

Specialized Services — 0.91%
36,386	Unisys Corp	2,815,367
		$2,815,367

Transportation — 1.12%
264,217	2010 Swift Mandatory Common Exchange Security Trust ‡ ~	3,484,018
		$3,484,018

TOTAL PREFERRED STOCK — 5.50%	$17,052,030
(Cost $16,870,744)

TOTAL INVESTMENTS — 98.25%	$304,971,268
(Cost $293,308,463)

OTHER ASSETS & LIABILITIES — 1.75%	$5,445,546

TOTAL NET ASSETS — 100%	$310,416,814

Legend

*	Non-income Producing Security
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
‡	Restricted security; at June 30, 2011, the aggregate cost and market value of restricted securities was $3,479,647 and $3,484,018, respectively, representing 1.12% of net assets.
^	Security is fair valued under procedures adopted by the Board of Directors. At June 30, 2011, the aggregate market value of securities trading outside the U.S. was $12,855,016, representing 4.14% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.
~	Illiquid security; at June 30, 2011, the aggregate cost and market value of illiquid securities was $3,479,647 and $3,484,018, respectively, representing 1.12% of net assets.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim Putnam Equity Income Portfolio

ASSETS:
Investments in securities, market value(a)	$304,971,268
Cash	6,945,618
Dividends and interest receivable	293,550
Subscriptions receivable	92,589
Receivable for investments sold	4,306,686

Total Assets	316,609,711

LIABILITIES:
Payable to investment adviser	111,584
Redemptions payable	244,608
Payable for investments purchased	5,836,705

Total Liabilities	6,192,897

NET ASSETS	$310,416,814

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,974,711
Paid-in capital in excess of par	295,639,737
Net unrealized appreciation on investments and foreign currency translations	11,662,805
Undistributed net investment income	98,209
Accumulated net realized gain on investments and foreign currency transactions	41,352

TOTAL NET ASSETS	$310,416,814

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	29,747,114

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.44

(a) Cost of investments in securities	$293,308,463

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim Putnam Equity Income Portfolio

INVESTMENT INCOME:
Interest	$10,507
Interest amortization	(50,252)
Dividends	249,538

Total Income	209,793

EXPENSES:
Management fees	111,584

Total Expenses	111,584

NET INVESTMENT INCOME	98,209

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	41,352
Change in net unrealized appreciation on investments and foreign currency translations	11,662,805

Net Realized and Unrealized Gain on Investments and Foreign Currency	11,704,157

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,802,366

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011

Maxim Putnam Equity Income Portfolio	2011 (Unaudited) (a)

OPERATIONS:
Net investment income	$98,209
Net realized gain on investments and foreign currency transactions	41,352
Change in net unrealized appreciation on investments and foreign currency translations	11,662,805

Net Increase in Net Assets Resulting from Operations	11,802,366

CAPITAL SHARE TRANSACTIONS:
Shares sold	300,989,478
Shares redeemed	(2,375,030)

Net Increase in Net Assets Resulting from Capital Share Transactions	298,614,448

Total Increase in Net Assets	310,416,814

NET ASSETS:
Beginning of period	0

End of period (b)	$310,416,814

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	29,979,325
Shares redeemed	(232,211)

Net Increase	29,747,114

(a) The Portfolio commenced operations on June 16, 2011.
(b) Including undistributed net investment income:	$98,209

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

Maxim Putnam Equity Income Portfolio	Period Ended June 30, 2011 (Unaudited) (a)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.00	(b)
Net realized and unrealized gain	0.44

Total Income From Investment Operations	0.44

NET ASSET VALUE, END OF PERIOD	$10.44

TOTAL RETURN(c)	4.40%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$310,417
Ratio of expenses to average net assets	1.10%	(e)
Ratio of net investment income to average net assets	0.96%	(e)
Portfolio turnover rate	3%	(d)

(a)	The Portfolio commenced operations on June 16, 2011.
(b)	Net investment income was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim Putnam Equity Income Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim Putnam Equity Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The portfolio commenced operations on June, 16, 2011. The investment objective of the Portfolio is to seek capital growth and current income. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:

Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*	Level 1		Level 2			Level 3		Total
Assets	$		$			$		$
Fixed Income:
Corporate Bonds and Notes		-		10,124,308			-		10,124,308
Equity Investments:
Domestic Common Stock		244,692,354		-			-		244,692,354
Foreign Common Stock		20,247,560		12,855,016	**		-		33,102,576
Preferred Stock		5,764,540		11,287,490			-		17,052,030

Total		$270,704,454		$34,266,814			$0		$304,971,268

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

**Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $12,855,016 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $301,093,431 and $7,776,636, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $293,339,409. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,142,980 and gross depreciation of securities in which there was an excess of tax cost over value of $511,121 resulting in net appreciation of $11,631,859.

5. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on March 23, 2011 (the “Meeting”), approved, with respect to the Maxim Putnam Equity Income Portfolio (the “Portfolio”), (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Fund, MCM and Putnam Investment Management, LLC (“Putnam” or the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend sub-advisory agreements with Board approval but without shareholder approval with respect to sub-advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the sub-advisers and for recommending the hiring, termination and replacement of sub-advisers to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

In approving the Advisory Agreement and the Sub-Advisory Agreement (the “Agreements”), the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, MCM and the Sub-Adviser’s personnel, experience and resources, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, MCM and the Sub-Adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures each uses for obtaining best execution of portfolio transactions. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

With regard to the Sub-Adviser, the Board reviewed information regarding the performance of a retail fund the Sub-Adviser manages which is similar to the Portfolio as compared against the performance of a relevant benchmark index and certain similar funds, and concluded that it was satisfied with the investment performance of the Sub-Adviser.

Costs and Profitability

The Board considered the costs of services to be provided and profits to be realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses to be payable by the Portfolio, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar portfolios of the Fund.

Based on the information provided, the Board noted that the Portfolio’s management fees were within the range of fees paid by similar portfolios of the Fund. The Board also noted that the estimated total annual operating expense ratio of the Portfolio was generally comparable to the annual expense ratios of similar portfolios of the Fund.

With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits to be realized by MCM and its affiliates and the Sub-Adviser, as applicable. The Board reviewed the financial statements of the Sub-Adviser. Based on the information provided, the Board concluded that the costs of the services to be provided and the profits to realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services to be provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, the estimated expense ratio of the Portfolio, and the profitability and financial condition of MCM. Based on the information provided, the Board concluded that the management and sub-advisory fee schedules, as applicable, reflect an appropriate recognition of any economies of scale.

Other Factors

The Board considered the existing investment management and sub-advisory relationship MCM and Putnam have with the Fund and the services MCM and Putnam provide for other portfolio(s) of the Fund. The Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with MCM and Putnam on matters relating to other Fund portfolios.

The Board considered ancillary benefits to be derived by MCM and the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolio brokerage to such brokers. The Board also noted where services were to be provided to the Portfolio by an affiliate of MCM, including Putnam. The Board took into account the fact that the Portfolio would be used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits to be derived by MCM or the Sub-Adviser.

ITEM 2. CODE	OF ETHICS.

Not required in filing.

ITEM 3. AUDIT	COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL	ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5. AUDIT COMMITTEE	OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.          CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers

          Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011